Share-based compensation (Details 1) - Restricted Shares	12 Months Ended
Dec. 31, 2018 $ / shares shares
Number of shares
Outstanding, December 31, 2017 | shares	0
Granted | shares	131,000
Vested | shares	(131,000)
Converted From Stock Appreciation Rights | shares	1,349,367
Forfeited | shares	0
Outstanding, December 31, 2018 | shares	1,349,367
Weighted average grant-date fair value
Outstanding, December 31, 2017 | $ / shares	$ 0.00
Granted | $ / shares	134.42
Vested | $ / shares	134.42
Converted from stock appreciation rights | $ / shares	216.43
Forfeited | $ / shares	0.00
Outstanding, December 31, 2018 | $ / shares	$ 216.43